Note 4 - Revenue and Segmental Information (Details Textual) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Statement Line Items [Line Items]
Number of Operating Segments		3
Administrative expenses		$ 12,814	$ 9,316	$ 279
Corporate office segment [member]
Statement Line Items [Line Items]
Administrative expenses	$ 300	$ 4,173	$ 4,174
Customer contributed more than 10% of revenue [member]
Statement Line Items [Line Items]
Percentage of entity's revenue		0.00%	40.30%